Fair Value Measurements - Summary of a weighted comparable guideline IPO (high and low) and SPAC transactions (Detail) - Tranche Rights Acquired [Member]	May 14, 2021 d
Estimated Fair Value Of Series B Redeemable Convertible Preferred Stock [Member] | Public Scenario [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In Measurement Of Fair Value Of Tranche Rights Acquired [Line Items]
Embedded Derivative Liability, Measurement Input	2.18
Estimated Fair Value Of Series B Redeemable Convertible Preferred Stock [Member] | Staying Private Scenario [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In Measurement Of Fair Value Of Tranche Rights Acquired [Line Items]
Embedded Derivative Liability, Measurement Input	1.58
Value Of Each Tranche Feature [Member] | Public Scenario [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In Measurement Of Fair Value Of Tranche Rights Acquired [Line Items]
Embedded Derivative Liability, Measurement Input	1.637
Value Of Each Tranche Feature [Member] | Staying Private Scenario [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In Measurement Of Fair Value Of Tranche Rights Acquired [Line Items]
Embedded Derivative Liability, Measurement Input	0.395
Weighted Average Fair Value Of Series B Redeemable Convertible Preferred Stock [Member] | Public Scenario [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In Measurement Of Fair Value Of Tranche Rights Acquired [Line Items]
Embedded Derivative Liability, Measurement Input	2.032
Weighted Average Fair Value Of Series B Redeemable Convertible Preferred Stock [Member] | Staying Private Scenario [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In Measurement Of Fair Value Of Tranche Rights Acquired [Line Items]
Embedded Derivative Liability, Measurement Input	2.032